INVENTORY - Schedule of Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 380,000	$ 0
Finished goods	83,000	0
Total inventory	463,000	0
Inventory write-downs	$ 1,970,000	$ 0